Significant Accounting Policies (Details) - Schedule of basic and diluted net income per share - USD ($)	2 Months Ended	5 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2021
Class A
Numerator:
Allocation of net loss	$ 0		$ (256,068)
Weighted Average Number of Shares Outstanding, Basic	0		6,881,490
Denominator:
Weighted-average shares outstanding	0		6,881,490
Earnings Per Share, Basic	$ 0	$ 0	$ (0.04)
Basic and diluted net loss per share	$ 0	0	$ (0.04)
Class B
Numerator:
Allocation of net loss	$ 9,672		$ (116,096)
Weighted Average Number of Shares Outstanding, Basic	0		3,141,695
Denominator:
Weighted-average shares outstanding	0		3,141,695
Earnings Per Share, Basic	$ 0	0	$ (0.04)
Basic and diluted net loss per share	$ 0	$ 0	$ (0.04)